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www.dechert.com

November 7, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:	Market Vectors ETF Trust
Securities Act File No. 333-177085
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14

Dear Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust, a Delaware statutory trust (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement is being filed in connection with an exchange offer pursuant to which the Registrant, on behalf of Market Vectors Oil Services ETF (the “OIH ETF”), a series of the Registrant, is conducting an exchange offer (the “Offer”) for all of the outstanding depositary trust receipts (“HOLDRS”) issued by OIH HOLDRS Trust pursuant to which an investor in OIH HOLDRS Trust will receive shares of beneficial interest (“shares”) of OIH ETF, subject to certain conditions. Shareholders of OIH HOLDRS Trust may tender their shares for exchange in accordance with the terms of the Offer.

Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.698.3529 (tel) or 212.698.0452 (fax) or Allison Fumai at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Stuart Strauss

Stuart Strauss